Business Combinations, Divestiture and Private Placement - Zero2Ten EMEA Limited (Details) - Zero2Ten EMEA Limited [Member] £ in Thousands, $ in Thousands	Oct. 02, 2019 GBP (£)	Oct. 02, 2019 CAD ($)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 CAD ($)	Oct. 02, 2019 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations1 [Line Items]
Percentage of voting equity sold	100.00%				100.00%
Total consideration	£ 800				$ 1,293
Consideration received in cash	£ 350	$ 565
Revalued consideration					1,302
Balance of sale receivable			£ 450	$ 791	$ 728